Income Taxes (Details) - Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate [Abstract]
Loss before income taxes	¥ (43,539)	$ (6,004)	¥ (9,035)
Income tax benefit computed at the statutory income tax rate at 21%	9,142	1,261	(1,897)
International rate differences	(4,726)	(652)	¥ 1,897
Change in valuation allowance	(4,337)	(598)
Income tax benefit	¥ 79	$ 11